Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]

CenterPoint Energy Dividend Declarations (CenterPoint Energy)

Equity Instrument	Declaration Date	Record Date	Payment Date	Per Share
Common Stock	February 3, 2020	February 20, 2020	March 12, 2020	$0.2900
Series A Preferred Stock	February 3, 2020	February 14, 2020	March 2, 2020	30.6250
Series B Preferred Stock	February 3, 2020	February 14, 2020	March 2, 2020	17.5000

Enable Distributions Declarations (CenterPoint Energy)

Equity Instrument	Declaration Date	Record Date	Payment Date	Per Unit Distribution	Expected Cash Distribution
					(in millions)
Enable common units	February 7, 2020	February 18, 2020	February 25, 2020	$0.3305	$77
Enable Series A Preferred Units	February 7, 2020	February 7, 2020	February 14, 2020	0.6250	9

Infrastructure Services Disposal Group (CenterPoint Energy)

On February 3, 2020, CenterPoint Energy, through its subsidiary VUSI, entered into the Securities Purchase Agreement to sell the Infrastructure Services Disposal Group. The transaction closed on April 9, 2020. See Note 4 for further information.

Energy Services Disposal Group (CenterPoint Energy and CERC)

On February 24, 2020, CenterPoint Energy, through its subsidiary CERC Corp., entered into the Equity Purchase Agreement to sell the Energy Services Disposal Group. The transaction is expected to close in the second quarter of 2020. See Note 4 for further information.